Fair Value Measurements - Schedeule of Investments Measured at Fair Value on a Recurring Basis (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	$ 62,571,284	$ 51,736,418
Fair Value, Inputs, Level 1, Level 2, and Level 3
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	62,571,284	51,736,418
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Registered Investment
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	46,011,097	31,366,213
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common Stock [Member]
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	11,126,238	9,414,423
Fair Value, Inputs, Level 1, Level 2, and Level 3 | EBP, Pooled Separate Account
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	5,433,949	10,955,782
Level 1
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	57,137,335	40,780,636
Level 1 | Registered Investment
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	46,011,097	31,366,213
Level 1 | Common Stock [Member]
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	11,126,238	9,414,423
Level 1 | EBP, Pooled Separate Account
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	0	0
Level 2
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	5,433,949	10,955,782
Level 2 | Registered Investment
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	0	0
Level 2 | Common Stock [Member]
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	0	0
Level 2 | EBP, Pooled Separate Account
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	5,433,949	10,955,782
Fair Value, Inputs, Level 3
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	0	0
Fair Value, Inputs, Level 3 | Registered Investment
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	0	0
Fair Value, Inputs, Level 3 | Common Stock [Member]
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	0	0
Fair Value, Inputs, Level 3 | EBP, Pooled Separate Account
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Investments	$ 0	$ 0